Summary of Significant Accounting Policies (Schedule of Basic and Diluted LPS) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Loss available to common stockholders	$ (1,146,010)	$ (1,851,085)	$ (670,365)	$ (744,398)	$ (2,997,095)	$ (1,414,763)	$ (3,420,951)	$ (2,983,429)
Denominator:
Weighted average number of common shares outstanding	87,751,941		72,929,763		86,211,828	71,977,253	74,134,225	65,012,738
Basic and diluted LPS	$ (0.01)		$ (0.01)		$ (0.03)	$ (0.02)	$ (0.05)	$ (0.05)
Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):
Preferred stock (convertible)							24,900,000	24,900,000
Convertible Preferred Stock Series A [Member]
Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):
Preferred stock (convertible)	24,900,000		24,900,000		24,900,000	24,900,000
Convertible Preferred Stock Series B [Member]
Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):
Preferred stock (convertible)	2,000,000				2,000,000